WARRANTS (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Number of warrants Outstanding at December 31, 2013	21,674,757	19,550,817
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.33	$ 0.33
Number of warrants Outstanding at December 31, 2013	5,540,400	5,588,400
Average Remaining Contractual Life	10 months	9 months
Weighted Average Exercise Price	$ 0.33	$ 0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 0.46	$ 0.46
Number of warrants Outstanding at December 31, 2013	600,000	600,000
Average Remaining Contractual Life	10 months	20 months
Weighted Average Exercise Price	$ 0.46	$ 0.46
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 0.46	$ 0.46
Number of warrants Outstanding at December 31, 2013	150,000	150,000
Average Remaining Contractual Life	4 months	25 months
Weighted Average Exercise Price	$ 0.46	$ 0.46
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 0.85	$ 0.85
Number of warrants Outstanding at December 31, 2013	40,000	40,000
Average Remaining Contractual Life	7 months	16 months
Weighted Average Exercise Price	$ 0.85	$ 0.85
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 0.40	$ 0.40
Number of warrants Outstanding at December 31, 2013	333,333	333,333
Average Remaining Contractual Life	11 months	20 months
Weighted Average Exercise Price	$ 0.40	$ 0.40
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 0.33	$ 0.33
Number of warrants Outstanding at December 31, 2013	439,637	515,637
Average Remaining Contractual Life	14 months	48 months
Weighted Average Exercise Price	$ 0.33	$ 0.33
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 0.16	$ 0.13
Number of warrants Outstanding at December 31, 2013	750,000	352,978
Average Remaining Contractual Life	18 months	51 months
Weighted Average Exercise Price	$ 0.16	$ 0.13
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 0.06	$ 0.16
Number of warrants Outstanding at December 31, 2013	7,067,002	875,000
Average Remaining Contractual Life	48 months	51 months
Weighted Average Exercise Price	$ 0.06	$ 0.16
Exercise Price Range Nine [Member]
Range of Exercise Prices	$ 0.30	$ 0.12
Number of warrants Outstanding at December 31, 2013	964,912	116,674
Average Remaining Contractual Life	44 months	52 months
Weighted Average Exercise Price	$ 0.30	$ 0.12
Exercise Price Range Ten [Member]
Range of Exercise Prices	$ 0.30	$ 0.11
Number of warrants Outstanding at December 31, 2013	964,912	102,733
Average Remaining Contractual Life	45 months	52 months
Weighted Average Exercise Price	$ 0.30	$ 0.11
Exercise Price Range Eleven [Member]
Range of Exercise Prices	$ 0.30	$ 0.05
Number of warrants Outstanding at December 31, 2013	4,824,561	267,391
Average Remaining Contractual Life	46 months	55 months
Weighted Average Exercise Price	$ 0.30	$ 0.05
Exercise Price Range Twelve [Member]
Range of Exercise Prices		$ 0.06
Number of warrants Outstanding at December 31, 2013		10,608,671
Average Remaining Contractual Life		57 months
Weighted Average Exercise Price		$ 0.06